Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Deposits [Abstract]
Non-interest bearing deposits, Amount	$ 35,451	$ 28,488
Interest bearing deposits, Amount	41,675	50,275
Interest Bearing and Non-Interest Bearing Deposits, Amount	77,126	78,763
Savings and club deposits, Amount	44,230	43,050
Certificates of deposit, Amount	105,426	90,499
Total deposits	$ 226,782	$ 212,312
Interest bearing deposits, Weighted Average Rate	0.32%	0.30%
Non-Interest Bearing and Interest Bearing Deposits, Weighted Average Rate	0.17%	0.19%
Savings and club deposits, Weighted Average Rate	0.27%	0.25%
Certificates of deposit, Weighted Average Rate	1.17%	1.37%
Domestic Deposit, Weighted Average Rate	0.71%	0.71%